SHARE CAPITAL (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 28, 2019	Oct. 29, 2018	Jul. 20, 2018	Feb. 13, 2015	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Proceeds from Warrant Exercises								$ 0	$ 1,125,038
Debt Conversion, Original Debt, Amount									9,058,708
Debt Conversion, Original Debt to be Converted, Amount									$ 1,342,705
Debt Conversion, Converted Instrument, Shares to be Issued									263,639
Debt Conversion, Converted Instrument, Value of Shares to be Issued									$ 2,470,622
Loss on Mark to Market Reevaluation						$ 0	$ (2,048,697)	$ (2,048,697)	376,674
Market Value of Shares To Be Issued									$ 2,847,296
Stock Issued During Period, Shares, Exchangeable Shares Exercised	98,347					40,560		98,347	24,250
Stockholders' Equity, Reverse Stock Split			the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.		the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Fair Value of Exchangeable Options Outstanding									1,451,393
Shares to be Issued, Stock Options and Warrants	$ 0							$ 0	$ 5,692,853
Fair value of warrants									1,394,164
Convertible Debt [Member]
Fair value of warrants									$ (548,178)
Convertible Notes Payable [Member]
Conversion of Stock, Amount Issued		$ 4,848,117		$ 4,708,306
Common Stock [Member]
Stock Issued During Period, Shares, Warrants Exercised									33,335
Stock Issued During Period, Shares, Conversion of Convertible Securities							263,639	263,639
Conversion of Stock, Shares Issued									985,370
Common Stock [Member] | Convertible Debt One [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				683,395				683,395
Common Stock [Member] | Convertible Debt Two [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,247,099						1,247,099
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 37.50
Stock Issued During Period, Shares, Warrants Exercised									33,335
Proceeds from Warrant Exercises									$ 1,125,038